Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 1,340,659	$ 1,058,296
Additions	1,778,945	448,836
Depreciation	(709,760)	(280,650)
Other	816,577	114,177
Ending balance	3,226,421	1,340,659
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	826,678	600,480
Additions	1,677,501	284,756
Depreciation	(602,100)	(180,690)
Other	818,135	122,132
Ending balance	2,720,214	826,678
Containers and equipment.
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	466,070	408,003
Additions	85,171	152,481
Depreciation	(89,158)	(84,119)
Other	(3,439)	(10,295)
Ending balance	458,644	466,070
Buildings, vehicles and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	47,911	49,813
Additions	16,273	11,599
Depreciation	(18,502)	(15,841)
Other	1,881	2,340
Ending balance	$ 47,563	$ 47,911